Derivative Instruments and Financial Risk Management - Additional Information (Detail) - Forward Contracts [Member] $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($) Payment ₪ / $ $ / $	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	$ 63,750
Weighted-average forward exchange rate | ₪ / $	3.48
Number of installment payments | Payment	17
(Loss) gain on derivative instruments	$ (2,530)	$ 97	$ 618
Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	$ 69,476
Weighted-average forward exchange rate | $ / $	1.28
Number of installment payments | Payment	17
(Loss) gain on derivative instruments	$ 2,545	$ 2,068	$ (3,236)
Eleven Months Purchase Period [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	4,250
Five Month Purchase Period [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	3,000
One Month Purchase Period [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	2,000
Seven Months Purchase Period [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	4,972
Four Months Purchase Period [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	3,767
Three Month Purchase Period [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	2,469
Three Month Purchase Period [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	$ 4,066